Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Amortized cost	$ 140,600	$ 131,312
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	137,425	126,733
Non-investment grade	849	742
Impaired	143	149
Carrying amount of securities measured at FVOCI subject to impairment	138,417	127,624
Items not subject to impairment	1,171	842
Carrying amount of securities measured at FVOCI	139,588	128,466
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	98,500	89,947
Non-investment grade	920	1,189
Amount before allowance for credit losses	99,420	91,136
Allowance for credit losses	21	23
Amortized cost	99,399	91,113
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	137,417	126,732
Non-investment grade	849	742
Carrying amount of securities measured at FVOCI subject to impairment	138,266	127,474
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	98,500	89,947
Non-investment grade	761	990
Amount before allowance for credit losses	99,261	90,937
Allowance for credit losses	8	8
Amortized cost	99,253	90,929
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	8	1
Carrying amount of securities measured at FVOCI subject to impairment	8	1
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	159	199
Amount before allowance for credit losses	159	199
Allowance for credit losses	13	15
Amortized cost	146	184
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	143	149
Carrying amount of securities measured at FVOCI subject to impairment	$ 143	$ 149